SUMMARY OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF USEFUL LIVES OF ITEMS OF PROPERTY AND EQUIPMENT

The useful lives of items of property and equipment have been assessed as follows:

Category	Depreciation Method	Useful Life
Buildings	Straight line	20 years
Plant and Machinery	Straight line	5 years
Leasehold Properties	Straight line	As per below
Furniture and fixtures	Straight line	5 years
Motor vehicles	Straight line	5 years
Office equipment	Straight line	5 years
IT equipment	Straight line	3 – 5 years
Computer equipment	Straight line	2 – 8 years
Spa equipment, curtains, crockery, glassware, and linen	Straight line	5 years

SCHEDULE OF USEFUL LIFE OF INTANGIBLE ASSETS

The useful life of intangible assets has been assessed as follows:

Category	Useful Life
Customer relationships	5 years
Customer list	5 years
Film Library	8.5 years
Trade names, trademarks, domain names, and licenses	Indefinite

SCHEDULE OF RESTATEMENT FINANCIAL

	As of December 31, 2022
	Audited	Restatements	Restated
Reserves	$(32,933,714)	$(841,387)	$(33,775,101)
Accumulated deficit	(68,539,210)	841,387	(67,697,823)

Consolidated Statements of Operations and Comprehensive (Loss) / Income

	For the year ended December 31, 2022
	Audited	Restatements	Restated
(Loss) gains from foreign currency transactions	$135,625	$(754,892)	$(619,267)
Total operating expenses	(50,222,196)	(754,892)	(50,977,088)
Loss from Operations	(41,582,907)	(754,892)	(42,337,799)
Loss Before Income tax	(56,315,143)	(754,892)	(57,070,035)
Net Loss	(55,251,547)	(754,892)	(56,006,439)
Other comprehensive income:
Foreign currency translation	(1,045,076)	754,892	(290,184)
Total comprehensive loss	(56,296,623)	-	(56,296,623)

Consolidated Statements of Changes in Stockholders’ Equity

	As of December 31, 2022
	Audited	Restatements	Restated
Net loss	$(55,251,547)	$(754,892)	$(56,006,439)
Foreign currency translation adjustment	(1,045,076)	754,892	(290,184)
Foreign currency	$983,653	$(841,387)	$142,266
Accumulated deficit	(68,539,210)	841,387	(67,697,823)

Consolidated Statements of Cash Flows

	For the year ended December 31, 2022
	Audited	Restatements	Restated
Net loss	$(55,251,547)	$(754,892)	$(56,006,439)
(Gain) loss on foreign exchange transactions	(135,625)	754,892	619,267

For the year ended December 31, 2021

Consolidated Statements of Changes in Stockholders’ Equity

	As of December 31, 2021
	Audited	Restatements	Restated
Foreign currency	$2,028,729	$(1,596,279)	$432,450
Accumulated deficit	(13,493,684)	1,596,279	(11,897,405)

SCHEDULE OF OTHER INVESTMENTS AND INVESTMENTS IN JOINT VENTURE

The impact of the restatements on the Consolidated Balance sheets as of December 31, 2022 is presented below.

	As of December 31, 2022
	Audited	Restatements	Restated
Other investments (previously termed as Investments at fair value)	$29,071	$(373)	$28,698
Investments in joint venture	-	373	373

The impact of the restatement on the Consolidated Balance sheets as of December 31, 2022 is presented below.

The impact of the restatement on the Consolidated Balance sheets as of December 31, 2022 is presented below.

	As of December 31, 2022
	Audited	Restatements	Restated
Accrued expenses and other current liabilities	$3,809,540	$571,543	$4,381,083
Contract liability (previously termed as Deferred revenue)	6,391,993	(571,543)	5,820,450